Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	LOBO TECHNOLOGIES LTD.
Entity Central Index Key	0001932072
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Gemini Mansion B 901, i Park
Entity Address, Address Line Two	No. 18-17 Zhenze Rd
Entity Address, Address Line Three	Xinwu District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214111
City Area Code	86
Local Phone Number	510 88584252
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	1 302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates